Document and Entity Information	Sep. 17, 2020
Document and Entity Information [Abstract]
Entity Central Index Key	0000924805
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K (the "Amendment No. 1") is being filed as an amendment to the Current Report on Form 8-K filed by Freedom Holding Corp. (the "Company") on August 3, 2020 (the "Original 8-K") with the Securities and Exchange Commission. The Original 8-K was filed to disclose that Freedom Finance JSC, a Company subsidiary (the "Buyer"), had entered into the Bank Kassa Nova JSC Ordinary Share Purchase and Sale Agreement dated July 29, 2020 to acquire all of the issued and outstanding ordinary shares of Bank Kassa Nova JSC, subject to certain closing conditions, including approval of all required regulatory approvals and entry into certain other agreements between the parties including a Preferred Shares Sale and Purchase Agreement of Bank Kassa Nova JSC, (the "Preferred Shares SPA") with Mr. Bulat Zhamitovich Utemuratov, the owner of the Preferred Shares ("Utemuratov"). A form of the proposed Preferred Shares SPA was filed as Exhibit 2.02 to the Original 8-K. The purpose of this Amendment No. 1 is to report that that the Preferred Shares SPA, dated September 17, 2020, has been executed by the parties and to file a copy of the executed Preferred Shares SPA as Exhibit 2.02 to this Amendment No. 1.
Document Type	8-K/A
Document Period End Date	Sep. 17, 2020
Entity Registrant Name	FREEDOM HOLDING CORP.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-33034
Entity Tax Identification Number	30-0233726
Entity Address, Address Line One	77/7 Al Farabi Ave., “Esentai Tower” BC, Floor 7,
Entity Address, City or Town	Almaty,
Entity Address, Country	KZ
Entity Address, Postal Zip Code	050040
City Area Code	+7 727
Local Phone Number	311 10 64
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	FRHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false